Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	15.00%
Defined Contribution Plan, Employer Contributions, Vesting Period	5 years
Defined Contribution Plan, Cost Recognized	$ 440	$ 424	$ 398
Supplemental Employee Retirement Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	1,458	1,470
Pension and Other Postretirement Benefit Expense	126	120	116
Cash Surrender Value of Life Insurance	17,790	15,357
Defined Benefit Plan, Net Periodic Benefit Cost	39	43
Multiemployer Plans, Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	$ 22	$ 14
Defined Benefit Plan, Percentage of Plan Funded	92.57%	105.00%
Defined Benefit Plan, Contribution Percentage	5.00%